Treasury Stock	12 Months Ended
Dec. 31, 2025
Treasury Stock
Treasury Stock
18.	Treasury Stock

Treasury stock represents shares repurchased by the Company that are no longer outstanding and are held by the Company. Treasury stock is accounted for under the cost method. On December 5, 2018, the board of directors of the Company approved a share repurchase program under which the Company was permitted to repurchase up to $5.0 million of its ordinary shares from time to time in the open market at prevailing market prices not to exceed $4.00 per share through December 4, 2019. The board of directors of the Company approved the extension of such program to December 4, 2020. On August 13, 2020, the board of directors of the Company approved a share repurchase program under which the Company is permitted to repurchase up to $5.0 million of its ordinary shares from time to time in the open market at prevailing market prices not to exceed $3.50 per share through August 12, 2021. On March 29, 2022, the board of directors of the Company approved a share repurchase program under which the Company is permitted to repurchase up to $5.0 million of its ordinary shares from time to time in the open market at prevailing market prices not to exceed $4.00 per share through March 30, 2023. On November 12, 2024, the Board of Directors of the Company approved a share repurchase program under which the Company was permitted to repurchase up to $5.0 million of its common stock from time to time in the open market at prevailing markets prices not to exceed $5.50 per share through November 15, 2025.

For the years ended December 31, 2025, 2024 and 2023, the Company repurchased nil, 15,000 and nil shares of the Company for aggregate cash consideration of nil, $0.1 million and nil, respectively, on the open market.

The repurchased shares are not cancelled and are presented as “treasury stock” on the balance sheet.